FINANCIAL INSTRUMENTS - Cash Flow Reclassification of Gain (Loss) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Disclosure of detailed information about hedging instruments [line items]
Amounts removed from equity and included in carrying amount of non-financial asset (liability) whose acquisition or incurrence was hedged highly probable forecast transaction, before tax	$ (0.6)	$ (0.1)	$ (0.6)	$ 0.1
Net change in fair value of cash flow hedges reclassified to the statements of earnings	(1.9)	0.9	(2.0)	5.2
(Gain) loss reclassified or adjusted from cash flow hedge reserve	(2.5)	0.8	(2.6)	5.3
Cost of sales
Disclosure of detailed information about hedging instruments [line items]
Net change in fair value of cash flow hedges reclassified to the statements of earnings	(1.6)	0.6	(1.6)	3.6
General and administrative expenses
Disclosure of detailed information about hedging instruments [line items]
Net change in fair value of cash flow hedges reclassified to the statements of earnings	$ (0.3)	$ 0.3	$ (0.4)	$ 1.6